Emery Partners Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Principal Amount ($)	Security Description	Fair Value
	PRIVATE FINANCING - 15.7%
	SPECIALTY FINANCE - 15.7%
2,000,000	BISEF Loan Participation - NexGen, Revolver, 12.38%, SOFR+8.25%, 1/23/29 (a)(b)(c)(d)	$2,004,826
3,000,000	KCS1 Loan Participation - Batchfire, Term Loan, 15.00%, 10/14/26 (b)(c)(d)	3,009,963
11,205,184 AUD	Oceana Australian Fixed Income Trust, Class B Notes, 12.25%, 9/27/28 (c)(d)	7,410,346
	TOTAL PRIVATE FINANCING - (Cost $12,514,276)	12,425,135

Units
	PRIVATE FUNDS - 85.7%
	SPECIALTY FINANCE - 66.7%
5,109,339	BasePoint Income Solutions Evergreen Fund, L.P. (c)	5,616,576
1,894,972	Brevet Direct Lending - Short Duration Fund, L.P. (c)(e)	1,950,869
2,061,021	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (c)(e)	2,684,359
2,143,389	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (c)(e)	1,375,940
396,446	Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II) (c)(e)	483,954
262,909	Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II) (c)(e)	333,170
2,500,000	Evolution Credit Partners Trade Finance, L.P. (c)(e)	2,447,157
2,100,983	Orthogon Partners III, L.P. (c)(e)	1,221,548
1,348,000	Siguler Guff Brazil Special Situations Fund III, LP (c)(e)	1,904,448
2,131,813	Sound Point Discovery Fund, LLC (c)(e)	2,615,341
11,099,607	SP Credit Fund, LP - Series C-AIF (c)(e)	12,747,157
6,000,000	Sundance Debt Partners, LP (c)	6,000,000
8,176,762	Treville Credit Fund, LP (c)(e)	7,650,422
3,265,156	VICOF II Feeder, L.P. (c)(e)	4,168,327
1,353,795	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (c)	1,390,291
132,118	YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5 (c)(e)	106,200
		52,695,759
	SPECIAL PURPOSE VEHICLES - 19.0%
11,581,210	Piratella HM-RPA, LLC (c)(e)	14,975,797
		14,975,797

	TOTAL PRIVATE FUNDS - (Cost $61,557,520)	67,671,556

Shares
	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUNDS - 0.4%
316,921	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.98% (f)	316,921
	TOTAL SHORT-TERM INVESTMENTS - (Cost $316,921)	316,921

	TOTAL INVESTMENTS - 101.8% - (Cost $74,388,717)	80,413,612
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(1,429,894)
	NET ASSETS - 100.0%	$78,983,718

SOFR - Secured Overnight Financing Rate

AUD - Australian Dollar

(a)	Floating rate security. Rate shown is the rate effective as of period end.
(b)	All or a portion of the security was made through a participation.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of 144A securities is $80,096,691 or 101.4% of net assets.
(d)	Value was determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2025.

Emery Partners Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
BasePoint Income Solutions Evergreen Fund, L.P.	3/14/2023	$5,109,339
Brevet Direct Lending - Short Duration Fund, L.P.	3/14/2023	1,894,972
Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class)	3/14/2023	2,061,021
Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class)	3/14/2023	2,143,389
Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II)	9/27/2024	396,446
Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II)	9/27/2024	262,909
Evolution Credit Partners Trade Finance, L.P.	1/1/2024	2,500,000
Orthogon Partners III, L.P.	5/1/2023	2,100,983
Siguler Guff Brazil Special Situations Fund III, LP	11/8/2024	1,348,000
Sound Point Discovery Fund	4/3/2023	2,131,813
SP Credit Fund, LP - Series C-AIF	2/14/2024	11,099,607
Sundance Debt Partners, LLC	3/14/2023	6,000,000
Treville Credit Fund, LP	10/25/2024	8,176,762
VICOF II Feeder, L.P.	6/18/2024	3,265,156
YieldPoint Stable Value Fund, L.P. - Founders Series B Interests	3/14/2023	1,353,795
YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5	6/1/2024	132,118
Piratella HM-RPA, LLC	11/20/2024	11,581,210
		$61,557,520

Emery Partners Income Credit Strategies Fund

SCHEDULE OF OPEN FUTURES CONTRACTS

September 30, 2025 (Unaudited)

	Number of Contracts	Expiration Date	Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
SALE CONTRACTS
Australian Dollar Futures - December 2025 (a)	(118)	12/17/2025	$(7,790,950)	$(23,010)
Brazilian Dollar Futures - November 2025 (a)	(95)	11/19/2025	(1,767,475)	(4,750)
TOTAL SALES CONTRACTS			$(9,558,425)	$(27,760)

TOTAL FUTURES CONTRACTS			$(9,558,425)	$(27,760)

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts.